Employee Benefits - Weighted Average Assumptions to Determine Projected Benefit Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Effect on accumulated postretirement benefit obligation
One percent increase	$ 5	$ 5
One percent decrease	$ (4)	$ (5)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.97%	4.07%
Rate of compensation increase	4.02%	4.08%
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.93%	3.10%
Rate of compensation increase
Projected Benefit Obligation Assumptions [Member]
Health care cost trend rate for the next year
Health care cost trend rate assumed for next fiscal year	7.50%	8.00%